Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.4% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 20.2%
Schwab U.S. Dividend Equity ETF	$7,262,193	$329,766	($1,073,763 )	$50,810	$684,767	$7,253,773	85,813	$189,211

International Stocks 20.1%
Developed Markets 20.1%
Schwab International Dividend Equity ETF	7,083,420	466,193	(798,259)	44,019	391,223	7,186,596	274,612	213,032

Real Estate 10.1%
Global Real Estate 10.1%
Schwab Global Real Estate Fund	3,625,812	213,308	(480,751)	(18,870)	292,371	3,631,870	523,324	88,569

Fixed Income 26.6%
Intermediate-Term Bond 19.6%
Schwab 5-10 Year Corporate Bond ETF	1,062,741	79,911	(97,735)	(4,030)	29,794	1,070,681	23,195	34,772
Schwab U.S. Aggregate Bond Index Fund	6,095,716	384,122	(602,655)	(67,222)	154,056	5,964,017	651,805	165,922
						7,034,698
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	2,610,724	135,294	(235,587)	(25,013)	17,592	2,503,010	71,535	68,498
						9,537,708

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	495,885	—	—	—	495,885	495,885	3,218
Schwab Variable Share Price Money Fund, Ultra Shares (c)	477,723	15,923	(493,649)	—	3	—	—	15,923
Total Affiliated Underlying Funds (Cost $26,013,458)	$28,218,329	$2,120,402	($3,782,399 )	($20,306 )	$1,569,806	$28,105,832		$779,145

UNAFFILIATED UNDERLYING FUNDS 21.9% OF NET ASSETS

Fixed Income 20.9%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,056,098	111,756
High-Yield Bond 10.9%
BlackRock High Yield Bond Portfolio, Class K						3,914,487	540,675

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED (a)
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$2,497,175	199,455
						7,467,760

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94% (b)						369,479	369,479
Total Unaffiliated Underlying Funds (Cost $7,533,283)						$7,837,239
Total Investments in Securities (Cost $33,546,741)						$35,943,071

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $493,649 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.4% OF NET ASSETS

U.S. Stocks 20.4%
Large-Cap 20.4%
Schwab U.S. Dividend Equity ETF	$13,361,805	$772,939	($1,988,712 )	$83,230	$1,278,801	$13,508,063	159,802	$349,027

International Stocks 20.1%
Developed Markets 20.1%
Schwab International Dividend Equity ETF	12,880,365	673,842	(995,735)	62,629	744,311	13,365,412	510,715	393,870

Real Estate 10.0%
Global Real Estate 10.0%
Schwab Global Real Estate Fund	6,611,133	490,338	(959,817)	(65,014)	578,394	6,655,034	958,939	163,755

Fixed Income 26.6%
Intermediate-Term Bond 19.7%
Schwab 5-10 Year Corporate Bond ETF	1,924,016	160,457	(174,667)	(6,682)	55,630	1,958,754	42,434	64,509
Schwab U.S. Aggregate Bond Index Fund	10,971,113	836,603	(858,729)	(96,221)	262,931	11,115,697	1,214,830	305,967
						13,074,451
Long-Term Government Bond 6.9%
Schwab Long-Term U.S. Treasury ETF	4,686,232	288,366	(346,875)	(42,306)	21,821	4,607,238	131,673	125,684
						17,681,689

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	872,914	—	—	—	873,115	873,115	5,666
Schwab Variable Share Price Money Fund, Ultra Shares (c)	841,138	28,034	(868,976)	—	5	—	—	28,034
Total Affiliated Underlying Funds (Cost $47,898,310)	$51,275,802	$4,123,493	($6,193,511 )	($64,364 )	$2,941,893	$52,083,313		$1,436,512

UNAFFILIATED UNDERLYING FUNDS 22.6% OF NET ASSETS

Fixed Income 20.9%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$2,011,431	212,850
High-Yield Bond 10.9%
BlackRock High Yield Bond Portfolio, Class K						7,256,842	1,002,326

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED (a)
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,631,017	369,890
						13,899,290

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94% (b)						1,127,379	1,127,379
Total Unaffiliated Underlying Funds (Cost $14,468,579)						$15,026,669
Total Investments in Securities (Cost $62,366,889)						$67,109,982

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $868,976 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of September 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.4% OF NET ASSETS

U.S. Stocks 13.1%
Large-Cap 13.1%
Schwab U.S. Dividend Equity ETF	$8,327,328	$253,685	($1,259,928 )	$68,057	$793,615	$8,182,757	96,803	$221,994

International Stocks 11.1%
Developed Markets 11.1%
Schwab International Dividend Equity ETF	6,665,169	180,200	(358,735)	16,063	400,897	6,903,594	263,798	208,059

Real Estate 6.0%
Global Real Estate 6.0%
Schwab Global Real Estate Fund	3,820,637	341,456	(663,601)	(69,943)	341,233	3,769,782	543,196	94,067

Fixed Income 48.7%
Intermediate-Term Bond 34.8%
Schwab 5-10 Year Corporate Bond ETF	5,674,753	333,503	(501,946)	(16,249)	154,291	5,644,352	122,278	186,929
Schwab U.S. Aggregate Bond Index Fund	16,406,655	1,114,563	(1,723,308)	(202,144)	437,048	16,032,814	1,752,220	453,008
						21,677,166
Long-Term Government Bond 6.0%
Schwab Long-Term U.S. Treasury ETF	3,795,761	—	(39,607)	(5,523)	(6,386)	3,744,245	107,009	103,799
Short-Term Bond 7.9%
Schwab 1-5 Year Corporate Bond ETF	4,879,994	412,432	(448,431)	3,500	113,575	4,961,070	100,001	128,333
						30,382,481

Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 4.73% (b),(c)	—	927,542	—	—	—	927,980	927,980	6,022
Schwab Variable Share Price Money Fund, Ultra Shares (c)	893,993	29,795	(923,356)	—	6	—	—	29,795
Total Affiliated Underlying Funds (Cost $48,380,660)	$50,464,290	$3,593,176	($5,918,912 )	($206,239 )	$2,234,279	$50,166,594		$1,432,006

UNAFFILIATED UNDERLYING FUNDS 19.9% OF NET ASSETS

Fixed Income 19.1%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,899,116	200,965
High-Yield Bond 9.1%
BlackRock High Yield Bond Portfolio, Class K						5,641,751	779,247

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/24	BALANCE OF SHARES HELD AT 9/30/24	DISTRIBUTIONS RECEIVED (a)
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,372,146	349,213
						11,913,013

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94% (b)						481,138	481,139
Total Unaffiliated Underlying Funds (Cost $11,938,082)						$12,394,151
Total Investments in Securities (Cost $60,318,742)						$62,560,745

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $923,356 and is included in the sales for the Schwab Variable Share Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
At September 30, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG88343SEP24